Income from equity instruments	12 Months Ended
Dec. 31, 2018
Income from equity instruments [Abstract]
Income from equity instruments

34.        Income from equity instruments

“Income from equity instruments” includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.

The breakdown of the balance of this item is as follows:

Thousand of reais	2018	2017	2016

Equity instruments classified as:
Financial assets held for trading	-	18,458	21,489
Financial Assets Measured At Fair Value Through Profit Or Loss	27,047	-	-
Financial assets - available-for-sale	-	64,662	237,056
Financial Assets Measured At Fair Value Through Other Comprehensive Income	5,576	-	-
Total	32,623	83,120	258,545